Inventories	6 Months Ended
Jun. 30, 2012
Inventories [Text Block]
3—INVENTORIES

Inventories consist of the following:

	06-30-2012	12-31-2011
Components, spare parts	4,046	3,657
Work-in-progress	602	573
Finished goods	991	856
Total gross inventories	5,640	5,086
Less: provision for slow-moving inventory	(1,181)	(1,167)
Total	4,459	3,920